FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT – By contractual maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Financial liabilities	$ 11,553
Restricted cash	16,164	$ 152
Cost
Financial instruments
Financial liabilities	11,553
Minimum | HCRM
Financial instruments
Restricted cash	16,000
Less than 1 year
Financial instruments
Financial liabilities	11,553
Accounts payable
Financial instruments
Financial liabilities		4,184
Accounts payable | Cost
Financial instruments
Financial liabilities		4,184
Accounts payable | Less than 1 year
Financial instruments
Financial liabilities		4,184
Lease liabilities
Financial instruments
Financial liabilities	6,195	4,554
Lease liabilities | Cost
Financial instruments
Financial liabilities	5,517	3,815
Lease liabilities | Less than 1 year
Financial instruments
Financial liabilities	1,985	1,052
Lease liabilities | 2-5 years
Financial instruments
Financial liabilities	4,210	3,117
Lease liabilities | More than five years
Financial instruments
Financial liabilities		385
Accrued expenses and other current liabilities
Financial instruments
Financial liabilities	24,082	5,598
Accrued expenses and other current liabilities | Cost
Financial instruments
Financial liabilities	24,082	5,598
Accrued expenses and other current liabilities | Less than 1 year
Financial instruments
Financial liabilities	24,082	5,598
Borrowing
Financial instruments
Financial liabilities	136,198
Borrowing | Cost
Financial instruments
Financial liabilities	81,386
Borrowing | Less than 1 year
Financial instruments
Financial liabilities	10,154
Borrowing | 2-5 years
Financial instruments
Financial liabilities	107,514
Borrowing | More than five years
Financial instruments
Financial liabilities	18,530
Payable in respect of intangible asset purchase
Financial instruments
Financial liabilities	30,600
Payable in respect of intangible asset purchase | Cost
Financial instruments
Financial liabilities	24,745
Payable in respect of intangible asset purchase | Less than 1 year
Financial instruments
Financial liabilities	20,600
Payable in respect of intangible asset purchase | 2-5 years
Financial instruments
Financial liabilities	10,000
Royalty obligation
Financial instruments
Financial liabilities	1,786	1,393
Royalty obligation | Cost
Financial instruments
Financial liabilities	750	500
Royalty obligation | Less than 1 year
Financial instruments
Financial liabilities	127
Royalty obligation | 2-5 years
Financial instruments
Financial liabilities	747	394
Royalty obligation | More than five years
Financial instruments
Financial liabilities	$ 912	$ 999